Subsequent Events (Details) - LanzaTech Global - Subsequent Events.	Mar. 08, 2022 USD ($) $ / shares
Subsequent Event [Line Items]
Aggregate consideration	$ 1,817,000,000
Consideration paid per share | $ / shares	$ 10.00
Exercise price of warrants | $ / shares	$ 10.00
Minimum
Subsequent Event [Line Items]
Net tangible assets	$ 5,000,001
Cash held in AMCI's trust account	$ 250,000,000